                                     May 6, 1997



VIA EDGARLINK

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C.  20549


    Re:  Jefferson-Pilot Separate Account A
         File No. 33-11084

Dear Commissioners:

    On Behalf of Jefferson-Pilot Separate Account A (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of prospectus and Statement of Additional Information ("SAI") for the Account otherwise required to be filed under paragraph (c) of Rule 497 would not differ from the form of prospectus and SAI contained in Post-Effective Amendment No. 3 to the Form N-4 registration statement for the Account which was filed electronically on May 2, 1997.


                                                      Sincerely,



                                                      /s/ J. Gregory Poole